Property, plant and equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on sales price (in percentage)	0.10
Borrowing costs capitalized	$ 4.9	$ 4.2
Net book value of pledged assets	218.0	218.0
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	312.6
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in property, plant and equipment	$ 67.7	$ 69.4